ACCOUNTS PAYABLE (Details 2) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Main	$ 3,271,845	$ 3,113,037
Fees	1,179,806
Domestic supplier	4,599,263	3,458,792
Interest		345,755
Others [Member]
Main	1,161,324	1,002,516
Fees	696,762
Domestic supplier	2,005,699	1,146,153
Interest		143,637
Santa Efigenia Agropecuaria Ltda [Member]
Main	453,060	453,061
Fees	103,694
Domestic supplier	556,754	496,449
Interest		43,388
Agrosalto [Member]
Main	285,357	285,357
Fees	65,311
Domestic supplier	350,667	312,684
Interest		27,328
Vieno Com?rcio de Cereais Ltda [Member]
Main	260,251	260,252
Fees	59,565
Domestic supplier	319,816	285,175
Interest		24,923
Jota Alimentos Ltda [Member]
Main	228,132	228,132
Fees	52,213
Domestic supplier	280,345	249,979
Interest		21,847
Unilever Brasil Ltda [Member]
Main	212,122	212,123
Fees	48,549
Domestic supplier	260,672	232,437
Interest		20,314
Pontarollo Com?rcio de Cereais Ltda [Member]
Main	202,130	202,131
Fees	46,262
Domestic supplier	248,393	221,488
Interest		19,357
Safras Comercio de Cereais Ltda [Member]
Main	149,316	149,316
Fees	34,175
Domestic supplier	183,491	163,616
Interest		14,300
Jota Alimentos Ltda - Arrendamento [Member]
Main	82,571	82,570
Fees	18,898
Domestic supplier	101,469	90,478
Interest		7,908
NEXP Representa??o Neg?cios e Participa??es Eireli [Member]
Main	56,767	56,768
Fees	12,993
Domestic supplier	69,760	62,204
Interest		5,436
4 PS Promo??es e Eventos Ltda [Member]
Main	50,064	50,064
Fees	11,458
Domestic supplier	61,523	54,859
Interest		4,795
Fernandes Com?rcio de Cereais e Transportes Eireli [Member]
Main	45,164	45,164
Fees	10,337
Domestic supplier	55,501	49,489
Interest		4,325
Peacook Alimentos Ltda [Member]
Main	43,478	43,476
Fees	9,951
Domestic supplier	53,427	47,640
Interest		4,164
A,M,J Tatui Comercio Atacadista de Cereais Ltda [Member]
Main	42,109	42,109
Fees	9,638
Domestic supplier	$ 51,746	46,142
Interest		$ 4,033